Pension and other post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Benefit Obligations Fair Value of Plan Assets and Funded Status
The following table sets forth the projected benefit obligations, fair value of plan assets, and funded status of the Company’s plans as of December 31:

	Pension benefits		OPEB
	2018	2017	2018	2017
Change in projected benefit obligation
Projected benefit obligation, beginning of year	$523,743	$247,246	$176,975	$61,888
Projected benefit obligation assumed from business combination	—	256,486	—	97,761
Service cost	15,481	14,747	5,791	4,838
Interest cost	18,717	20,191	6,727	6,642
Actuarial (gain) loss	(29,845)	35,696	(14,800)	10,263
Contributions from retirees	—	—	1,920	1,821
Gain on curtailment	(1,875)	(849)	—	(4)
Benefits paid	(49,429)	(49,774)	(8,288)	(6,234)
Projected benefit obligation, end of year	$476,792	$523,743	$168,325	$176,975
Change in plan assets
Fair value of plan assets, beginning of year	403,945	176,040	130,487	21,701
Plan assets acquired in business combination	—	184,510	—	91,532
Actual return on plan assets	(36,987)	63,250	(10,603)	19,733
Employer contributions	21,570	29,919	2,068	2,068
Benefits paid	(49,429)	(49,774)	(6,410)	(4,547)
Fair value of plan assets, end of year	$339,099	$403,945	$115,542	$130,487
Unfunded status	$(137,693)	$(119,798)	$(52,783)	$(46,488)
Amounts recognized in the consolidated balance sheets consists of:
Non-current assets	—	—	3,161	3,936
Current liabilities	(872)	(861)	(850)	(1,172)
Non-current liabilities	(136,821)	(118,937)	(55,094)	(49,252)
Net amount recognized	$(137,693)	$(119,798)	$(52,783)	$(46,488)
Information for pension and OPEB plans with an accumulated benefit obligation in excess of plan assets:

	Pension		OPEB
	2018	2017	2018	2017
Accumulated benefit obligation	439,458	462,943	163,375	171,175
Fair value of plan assets	339,099	376,276	107,430	121,561
Information for pension and OPEB plans with a projected benefit obligation in excess of plan assets:

	Pension		OPEB
	2018	2017	2018	2017
Projected benefit obligation	476,791	523,743	163,375	171,175
Fair value of plan assets	339,099	403,945	107,430	121,561

Amounts Recognized in Accumulated Other Comprehensive loss

Change in AOCI (before tax)	Pension		OPEB
	Actuarial losses (gains)	Past service gains	Actuarial losses (gains)	Past service gains
Balance, January 1, 2017	$27,572	$(5,617)	$(3,861)	$(732)
Additions to AOCI	(2,652)	—	(3,066)	—
Reclassification to regulatory accounts (note 7(b))	1,136	—	3,515	—
Amortization in current period	(928)	622	230	262
Balance, December 31, 2017	$25,128	$(4,995)	$(3,182)	$(470)
Additions to AOCI	34,916	(1,875)	3,254	—
Reclassification to regulatory accounts (note 7(b))	(22,166)	—	(14,232)	—
Amortization in current period	(1,074)	649	272	262
Gain (loss) on plan settlements	(2,547)	—	—	—
Balance, December 31, 2018	$34,257	$(6,221)	$(13,888)	$(208)

Weighted Average Assumptions Used to Determine Net Benefit Obligation
Weighted average assumptions used to determine net benefit obligation for 2018 and 2017 were as follows:

	Pension benefits		OPEB
	2018	2017	2018	2017
Discount rate	4.19%	3.43%	4.26%	3.60%
Interest crediting rate (for cash balance plans)	4.43%	4.50%	N/A	N/A
Rate of compensation increase	4.00%	3.00%	N/A	N/A
Health care cost trend rate
Before age 65			6.25%	6.25%
Age 65 and after			6.25%	6.25%
Assumed ultimate medical inflation rate			4.75%	4.75%
Year in which ultimate rate is reached			2031	2024

Effect of One Percent Change in Assumed Health Care Cost Trend Rate (HCCTR)
Weighted average assumptions used to determine net benefit cost for 2018 and 2017 were as follows:

	Pension benefits		OPEB
	2018	2017	2018	2017
Discount rate	3.57%	4.01%	3.60%	4.12%
Expected return on assets	7.13%	7.01%	6.52%	3.88%
Rate of compensation increase	3.00%	3.00%	N/A	N/A
Health care cost trend rate
Before Age 65			6.25%	6.25%
Age 65 and after			6.25%	6.25%
Assumed Ultimate Medical Inflation Rate			4.75%	4.75%
Year in which Ultimate Rate is reached			2024	2023

Components of Net Benefit Costs For Pension Plans and OPEB Recorded as Part of Administrative Expenses

	Pension benefits		OPEB
	2018	2017	2018	2017
Service cost	$15,481	$14,747	$5,791	$4,838
Non-service costs
Interest cost	18,717	20,191	6,727	6,642
Expected return on plan assets	(27,820)	(24,842)	(7,451)	(6,404)
Amortization of net actuarial loss (gain)	1,119	1,140	(272)	(230)
Amortization of prior service credits	(649)	(622)	(262)	(262)
Amortization of regulatory assets/liability	9,823	13,031	3,982	391
Net benefit cost	$16,671	$23,645	$8,515	$4,975

Target Asset Allocation
The Company’s target asset allocation is as follows:

Asset Class	Target (%)	Range (%)
Equity securities	69%	49% - 78%
Debt securities	31%	22% - 51%
	100%
The fair values of investments as of December 31, 2018, by asset category, are as follows:

Asset Class	Level 1	Percentage
Equity securities	$338,946	75%
Debt securities	115,695	25%
Other	—	—%
	$454,641	100%

Expected Benefit Payments
The expected benefit payments over the next ten years are as follows:

	2019	2020	2021	2022	2023	2024—2028
Pension plan	$31,101	$29,366	$32,508	$33,415	$35,111	$183,338
OPEB	6,077	6,686	7,172	7,731	8,241	47,119